Summary of Accounting Policies (Policies) - EBP 004 & 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plans are prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and to disclose contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for a description of fair value measurements.

Investment contracts held by a defined contribution plan are reported at contract value. Contract value is the relevant measurement for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the plan.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income includes the Plans’ unrealized and realized gains and losses on investments.

Benefit Payments to Participants	Benefit Payments to Participants Benefits are recorded when paid.
Notes Receivable from Participants

Notes Receivable from Participants

The Notes Receivable from Participants are reported at the unpaid principal balance of borrowings from individual account balances along with the accrued but unpaid interest. Loans in default are reclassified as benefit payments to participants based upon the terms of the plan.

Voting Rights

Voting Rights

Each participant who has an interest in the Alcoa Corporation Stock Fund is entitled to exercise voting rights attributable to the equivalent shares allocated to his or her Stock Fund account and is notified by the Trustee prior to the time that such rights are to be exercised. If the Trustee does not receive timely instructions, the Trustee itself or by proxy shall vote all such shares in the same ratio as the shares with respect to which instructions were received from participants.

Dividends

Dividends

Dividend income on Alcoa Corporation stock is recorded on the ex-dividend date. Amounts received on allocated shares increase participant accounts and amounts received on unallocated shares are available for plan expenses and debt service.

Administrative and Asset Management Expenses

Administrative and Asset Management Expenses

The Fixed Income Fund (see Note 5) and the Alcoa Corporation Stock Fund investment management fees are paid by the Plans from assets of their respective funds. The investment management fees for the Fixed Income Fund are based upon a percentage of the fund’s net assets. For the Alcoa Corporation Stock Fund, the investment fees are based upon the number of stock transactions within the fund during the year.

Many funds in the Plans are registered investment companies. Registered investment companies incur expenses that reduce the earnings in the fund and are reflected in the daily net asset value (“NAV”). Expenses charged by registered investment companies include asset management and administrative fees.

The funds offered by BlackRock Institutional Trust Company, N.A. and the Trustee incur expenses that reduce earnings in the fund and are reflected in the NAV. These funds are not available to individual investors and are not publicly traded. Expenses charged by these funds include asset management and administrative fees.

Participants in all funds (excluding those included in self-directed brokerage accounts) are subject to an administrative expense fee, which is used to pay the expenses of the Plans such as trustee, recordkeeping, audit, consulting, and other administrative expenses. This fee is charged monthly.

Participants in self-directed brokerage accounts are subject to a quarterly maintenance fee.

Participants are subject to processing fees for loan requests, domestic relations orders, and expedited delivery requests.

The 2025 participant administrative expense fees were $210,055 for the Salaried Plan and $126,509 for the Hourly Plan.

The fees described above are included within Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income.